Business, Basis of Presentation, Business Combinations, Divestitures, License/Supply Agreement and Merger	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Business, Basis of Presentation, Business Combinations, Divestitures, License/Supply Agreement and Merger/Summary of Significant Accounting Policies [Abstract]
Business, Basis of Presentation, Business Combinations, Divestitures, License/Supply Agreement and Merger

Note 1 – Business, Basis of Presentation, Business Combinations, Divestitures, License/Supply Agreement and Merger

Business

Aytu BioScience, Inc. (“Aytu”, the “Company” or “we”) was incorporated as Rosewind Corporation on August 9, 2002 in the State of Colorado. Aytu was re-incorporated in the state of Delaware on June 8, 2015. Aytu is a commercial-stage specialty life sciences company concentrating on developing and commercializing products with an initial focus on urological diseases and conditions. Aytu is currently focused on addressing significant medical needs in the areas of hypogonadism, male infertility, and sexual wellness and vitality.

Basis of Presentation

These unaudited consolidated financial statements represent the financial statements of Aytu and its subsidiary, Aytu Women’s Health, LLC. These unaudited consolidated financial statements should be read in conjunction with Aytu’s Annual Report on Form 10-K for the year ended June 30, 2017, which included all disclosures required by generally accepted accounting principles (“GAAP”). In the opinion of management, these unaudited consolidated financial statements contain all adjustments necessary to present fairly the financial position of Aytu for the balance sheet, the results of operations and cash flows for the interim periods presented. The results of operations for the period ended December 31, 2017 are not necessarily indicative of expected operating results for the full year. The information presented throughout this report as of and for the period ended December 31, 2017 and 2016 is unaudited.

Through a multi-step reverse triangular merger in April 2015, Vyrix Pharmaceuticals, Inc. (“Vyrix’’) and Luoxis Diagnostics, Inc. (“Luoxis’’) merged with and into our Company (herein referred to as the Merger) and we abandoned our pre-merger business plans to solely pursue the specialty healthcare market, including the business of Vyrix and Luoxis. In the Merger, we acquired the RedoxSYS, MiOXSYS and Zertane products. On June 8, 2015, we reincorporated as a domestic Delaware corporation under Delaware General Corporate Law and changed our name from Rosewind Corporation to Aytu BioScience, Inc., and effected a reverse stock split in which each common stockholder received one share of common stock for every 12.174 shares held. On June 30, 2016, Aytu effected another reverse stock split in which each common stockholder received one share of common stock for every 12 shares held. On August 25, 2017, Aytu effected a third reverse stock split in which each common stockholder received one share of common stock for every 20 shares held (herein referred to collectively as the “Reverse Stock Splits”). All share and per share amounts in this report have been adjusted to reflect the effect of these Reverse Stock Splits.

Business Combination—ProstaScint

In May 2015, Aytu entered into and closed on an asset purchase agreement with Jazz Pharmaceuticals, Inc. (“Jazz Pharmaceuticals”). Pursuant to the agreement, Aytu purchased assets related to the Jazz Pharmaceuticals’ product known as ProstaScint® (capromab pendetide), including certain intellectual property and contracts, and the product approvals, inventory and work in progress (together, the “ProstaScint Business’’), and assumed certain of Jazz Pharmaceuticals’ liabilities, including those related to product approvals and the sale and marketing of ProstaScint. The purchase price consisted of an upfront payment of $1.0 million. We also agreed to pay an additional $500,000, which was paid after the transfer of the ProstaScint-related product inventory, and $227,000 which was paid September 30, 2015 (which represents a portion of certain FDA fees). The total fair value consideration for the purchase was $2.4 million. We will also pay 8% on net sales made after October 2017, payable up to a maximum aggregate payment of an additional $2.5 million. The contingent consideration was initially valued at $664,000 and was revalued as of June 30, 2017 at $54,000 using the discounted cash flow methodology. As of December 31, 2017, the contingent consideration increased by $13,000 due to accretion.

Pursuant to the asset purchase agreement, we are required to make our first revenue share payment to Jazz Pharmaceuticals in the upcoming quarter, which is approximately $7,400.

The Company’s allocation of consideration transferred for ProstaScint as of the purchase date of May 20, 2015 was as follows:

Fair Value

Tangible assets	$727,000
Intangible assets	1,590,000
Goodwill	74,000
Total assets acquired	$2,391,000

The intangible assets for ProstaScint were originally recognized upon the closing of the acquisition and included developed technology of $790,000, customer contracts of $720,000 and trade names of $80,000, each of which began amortizing over a ten-year period. At June 30, 2017, the ProstaScint asset was determined to be impaired based upon sales projections at that time and because we decided to discontinue sales of ProstaScint mid-fiscal 2019 upon expiration of the product. The value for the intangible assets were adjusted to $54,000 for developed technology, $7,000 for trade names and $0 for customer contracts. The amortization expense was $12,000 and $40,000 for the three months ended December 31, 2017 and 2016, respectively. The amortization expense was $24,000 and $80,000 for the six months ended December 31, 2017 and 2016, respectively.

Business Combination—Primsol

In October 2015, Aytu entered into and closed on an Asset Purchase Agreement with FSC Laboratories, Inc. (“FSC”). Pursuant to the agreement, Aytu purchased assets related to FSC’s product known as Primsol® (trimethoprim solution), including certain intellectual property and contracts, inventory, work in progress and all marketing and sales assets and materials related solely to Primsol (together, the “Primsol Business”), and assumed certain of FSC’s liabilities, including those related to the sale and marketing of Primsol arising after the closing.

Aytu paid $500,000 at closing for the purchase of the Primsol Business, and paid an additional $142,000, of which $102,000 was for inventory and $40,000 for the Primsol Business, for the transfer of the Primsol-related product inventory. We also agreed to pay an additional (a) $500,000 which was paid in April 2016, (b) $500,000 which was paid in July 2016, and (c) $250,000 which was paid in November 2016 (together, the “Installment Payments”).

The Company’s allocation of consideration transferred for Primsol as of the purchase date of October 5, 2015 was as follows:

Fair Value

Tangible assets	$182,000
Intangible assets	1,470,000
Goodwill	147,000
Total assets acquired	$1,799,000

Included in tangible assets was $102,000 of inventory and $80,000 of work-in-process inventory. Included in the intangible assets was developed technology of $520,000, customer contracts of $810,000 and trade names of $140,000, each of which was being amortized over a six-year period. Amortization expense of $0 and $61,000 was recognized in the three months ended December 31, 2017 and 2016, respectively. The amortization expense was $0 and $122,000 for the six months ended December 31, 2017 and 2016, respectively.

Divestiture – Primsol

In March 2017, we entered into and closed on an Asset Purchase Agreement with Allegis Holdings, LLC (the “Purchaser”). Pursuant to the agreement, we sold to the Purchaser all of the assets related to our product known as Primsol, including certain intellectual property and contracts, inventory, work in process and all marketing assets and materials related solely to Primsol (together, the “Primsol Asset”). We retain any liability associated with the Primsol Asset that occurred prior to the closing. The Purchaser paid us $1,750,000 in cash at the closing for the Primsol Asset. We recognized a gain of approximately $428,000 on the sale which is included in selling, general and administrative expense on our statement of operations.

Based on our evaluation of the transaction, and because the Primsol Asset was not a material part of our business, the criteria for discontinued operations was not met. Therefore, the gain is included in continuing operations.

License and Supply Agreement—Natesto

In April 2016, Aytu entered into and closed a license and supply agreement to acquire the exclusive U.S. rights to distribute Natesto® (testosterone) nasal gel from Acerus Pharmaceuticals Corporation, or Acerus. The rights we acquired effective upon the expiration of the former licensee’s rights, which occurred on June 30, 2016. The license’s term runs for the greater of eight years or until the expiry of the latest to expire patent including claims covering Natesto and until the entry on the market of at least one AB-rated generic product.

Aytu made an upfront payment of $2.0 million to Acerus upon execution of the agreement. In October 2016, we paid an additional $2.0 million, and in January 2017, Aytu paid the final upfront payment of $4.0 million. Aytu also purchased, on April 28, 2016, an aggregate of 12,245,411 shares of Acerus common stock for Cdn. $2.5 million (approximately US $2.0 million), with a purchase price per share equal to Cdn. $0.207 or approximately US $0.16 per share. These shares were a held for sale security and were recognized at fair market value. Aytu agreed to refrain from disposing these shares until after August 29, 2016. During the second half of fiscal 2017, Aytu sold all of these shares. The gross proceeds from the sales were $1.1 million, the cost of the sales were $92,000, and we recognized a loss on investment of $1.0 million.

In addition to the upfront payments, we agreed to make the following one-time, non-refundable milestone payments to Acerus within 45 days of the occurrence of the below events. The maximum aggregate amount payable under such milestone payments is $37.5 million.

●	$2.5 million if net sales during any four consecutive calendar quarter period equal or exceed $25.0 million (the “First Milestone”); the First Milestone payment is required to be paid even if the threshold is not met in the event that the agreement is terminated for any reason other than material breach by Acerus, bankruptcy of either party, or termination by Acerus because it believes the amounts payable to Aytu for agreed upon trial work would no longer make the agreement economically viable for Acerus;

●	$5.0 million if net sales during any four consecutive calendar quarter period equal or exceed $50.0 million;

●	$7.5 million if net sales during any four consecutive calendar quarter period equal or exceed $75.0 million;

●	$10.0 million if net sales during any four consecutive calendar quarter period equal or exceed $100.0 million; and

●	$12.5 million if net sales during any four consecutive calendar quarter period equal or exceed $125.0 million.

The fair value of the net identifiable Natesto asset acquired was determined to be $10.5 million, which is being amortized over eight years. The amortization expense for each of the three months ended December 31, 2017 and 2016 was $330,000. The amortization expense for the six months ended December 31, 2017 and 2016 was $659,000.

The contingent consideration for Natesto was valued at $3.2 million using a Monte Carlo simulation, as of June 30, 2016. As of June 30, 2017, the contingent consideration was revalued and increased to $5.7 million using a Monte Carlo simulation and was based on an increase in estimated future sales of Natesto. The contingent consideration accretion expenses for the three months ended December 31, 2017 and 2016 was $169,000 and $58,000, respectively. The contingent consideration accretion expense for the six months ended December 31, 2017 and 2016 was $330,000 and $104,000, respectively, resulting in the contingent consideration value of $6.0 million as of December 31, 2017.

Merger/Subsidiary

In May 2017, Aytu Women’s Health, LLC., a wholly-owned subsidiary of Aytu, acquired Nuelle, Inc., or Nuelle, a women’s sexual health company. This transaction expanded our product portfolio with the addition of the Fiera® personal care device for women.

In the Merger, (i) each share of Nuelle common stock and each option or warrant to purchase Nuelle stock were cancelled, and (ii) each share of Nuelle preferred stock was converted into the right to receive shares of Aytu common stock. At the closing, Nuelle preferred stockholders exercised their conversion right, and we issued to the Nuelle preferred stockholders an aggregate of 125,000 shares of our common stock.

Nuelle preferred stockholders are entitled to revenue earn-out payments equal to a designated percentage of net sales on tiers of net sales up to $100.0 million, with an average rate for all tiers in the mid-single digit range, and a maximum aggregate payout of $6.9 million.

The first $1.0 million of earn-out payments will be paid in shares of our common stock and all other earn-out payments will be comprised of 60% cash and 40% shares of our common stock. The stock portion of any earn-out will be calculated by dividing each Nuelle stockholder’s portion of the earn-out by the average closing price of our common stock for the 10 trading days prior to the earlier of the date we deliver notice to the Nuelle stockholders of the earn-out or any public disclosure by us of the earn-out being due and payable.

In addition to the upfront issuance of common stock and revenue earn-out payments, we agreed to make the following one-time payments to the Nuelle stockholders within 90 days of the occurrence of the following events (provided that, the maximum aggregate amount payable under such milestone payments will be $24.0 million):

●	Upon achieving the first occurrence of Net Sales of $10.0 million over any sequential four calendar quarter period, Aytu will make a one-time payment to the Nuelle security holders of an amount equal to $1.0 million;

●	Upon achieving the first occurrence of Net Sales of $17.5 million over any sequential four calendar quarter period, Aytu will make a one-time payment to the Nuelle security holders of an amount equal to $1.8 million;

●	Upon achieving the first occurrence of Net Sales of $25.0 million over any sequential four calendar quarter period, Aytu will make a one-time payment to the Nuelle security holders of an amount equal to $2.5 million;

●	Upon achieving the first occurrence of Net Sales of $37.5 million over any sequential four calendar quarter period, Aytu will make a one-time payment to the Nuelle security holders of an amount equal to $3.8 million;

●	Upon achieving the first occurrence of Net Sales of $50.0 million over any sequential four calendar quarter period, Aytu will make a one-time payment to the Nuelle security holders of an amount equal to $5.0 million; and

●	Upon achieving the first occurrence of Net Sales of $100.0 million over any sequential four calendar quarter period, Aytu will make a one-time payment to the Nuelle security holders of an amount equal to $10.0 million.

In the event that we do not make all of the required earn-out payments to the Nuelle stockholders before May 3, 2022, and we also complete a divestiture before May 3, 2022 of any of the products acquired in the transaction, we agreed to pay the Nuelle stockholders a combination of (i) cash in an amount equal to 10% of the value of all cash, securities and other property paid to us in the divestiture (cash is to be 60% of the total consideration), and (ii) shares of our common stock equal to the Nuelle stockholders’ portion of the divestiture payment divided by the average closing price of our common stock for the 10 trading days prior to the earlier of the closing date of the divestiture or the public disclosure of the divestiture (shares of common stock are to be 40% of the total consideration).

The Company’s allocation of consideration transferred for Nuelle as of the purchase date May 5, 2017 is as follows:

Fair Value

Tangible assets	$2,061,000
Intangible assets	1,540,000
Goodwill	238,000
Total assets acquired	$3,839,000

Included in the intangible assets is developed technology of $1.3 million, customer contracts of $80,000 and trade names of $160,000, each of which will be amortized over a nine to twelve-year period. Amortization expense of $36,000 and $0 was recognized for the three months ended December 31, 2017 and 2016, respectively. Amortization expense of $74,000 and $0 was recognized for the six months ended December 31, 2017 and 2016, respectively.

Upon the closing of the merger, we assumed liabilities of $47,000.

The contingent consideration was valued at $1.9 million using a Monte Carlo simulation, as of May 2017. The contingent consideration accretion expense for the three months ended December 31, 2017 and 2016 was $21,000, and $0, respectively. The contingent consideration accretion expense for the six months ended December 31, 2017 and 2016 was $41,000, and $0, respectively.

During the quarter ended September 30, 2017, we paid the first revenue earn-out payment to Nuelle shareholders of $12,000 issued in Aytu common stock, which represented the revenue earn-out payment for fiscal 2017.

During the quarter ended December 31, 2017, we made a $238,000 prepayment, issued in Aytu common stock, which represented the revenue earn-out payment for fiscal 2018.

Recently Issued Accounting Pronouncements, Not Adopted as of December 31, 2017

In May 2014, the FASB issued ASU 2014-09, Topic 606, Revenue from Contracts with Customers (the “New Revenue Standard”). The amendments in this ASU provide a single model for use in accounting for revenue arising from contracts with customers and supersedes current revenue recognition guidance, including industry-specific revenue guidance. The core principle of the new ASU is that revenue should be recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. New disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers are also required. In August 2015, the FASB issued ASU 2015-14 which deferred the effective date of the New Revenue Standard. In 2016, the FASB issued ASU 2016-08, ASU 2016-10, ASU 2016-11, and ASU 2016-12 to clarify, among other things, the implementation guidance related to principal versus agent considerations, identifying performance obligations, and accounting for licenses of intellectual property. The New Revenue Standard is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The amendments in this update are to be applied on a retrospective basis, either to each prior reporting period presented or by presenting the cumulative effect of applying the update recognized at the date of initial application. We will adopt this standard on July 1, 2018, using the modified retrospective method. The Company has begun its evaluation and assessment to determine the effect of adoption on our existing revenue arrangements. We are also currently evaluating the potential changes to our current policies and processes to ensure we are able to meet the incremental disclosure requirements of the new standard.

In May 2017, the FASB issued ASU No. 2017-09, “Compensation-Stock Compensation (Topic 718) Scope of Modification Accounting (ASU 2017-09).” ASU 2017-09 clarifies which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. The standard is effective for interim and annual reporting periods beginning after December 15, 2017, with early adoption permitted. The Company is currently evaluating the impact of its adoption of this standard on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, “Intangibles - Goodwill and Other (Topic 350).” The amendment simplifies the subsequent measurement of goodwill by removing the second step of the two-step impairment test. The amendment requires an entity to perform its annual, or interim goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. The amendment should be applied on a prospective basis. ASU 2017-04 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company does not believe that adoption of this amendment will have a material impact on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01, “Business Combinations (Topic 805) Clarifying the Definition of a Business.” The amendment clarifies the definition of a business, which is fundamental in the determination of whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. This determination is important given the diverging accounting models used for each type of transaction. The guidance is generally expected to result in fewer transactions qualifying as business combinations. The amendment is effective prospectively for public business entities for annual periods beginning after December 15, 2017, including interim periods within those periods. Early adoption is permitted. The Company does not expect an immediate impact from this codification however, if Aytu seeks to purchase additional assets in the future it could have an impact if that purchase is accounted for as a business combination or an asset purchase.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments – Credit Losses” to require the measurement of expected credit losses for financial instruments held at the reporting date based on historical experience, current conditions and reasonable forecasts. The main objective of this ASU is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. This ASU is effective for private companies and emerging growth companies beginning after December 15, 2020; the ASU allows for early adoption as of the beginning of an interim or annual reporting period beginning after December 15, 2018. The Company is currently assessing the impact that ASU 2016-13 will have on its consolidated financial statements but does not anticipate there to be a material impact.

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842).” The new standard establishes a right-of-use (ROU) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. A modified retrospective transition approach is required for leases for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company is currently evaluating the impact of its adoption of this standard on its consolidated financial statements.

Note 1 – Business, Basis of Presentation, Merger and Business Combinations

Business

Aytu BioScience, Inc. (“Aytu”, the “Company” or “we”) was incorporated as Rosewind Corporation on August 9, 2002 in the State of Colorado. Aytu was re-incorporated in the state of Delaware on June 8, 2015. Aytu is a commercial-stage specialty healthcare company concentrating on developing and commercializing products with an initial focus on urological diseases and conditions. Aytu is currently focused on addressing significant medical needs in the areas of hypogonadism, urological cancers, male infertility, and sexual wellness and vitality.

Basis of Presentation

Through a multi-step reverse triangular merger, on April 16, 2015, Vyrix Pharmaceuticals, Inc. (‘‘Vyrix’’) and Luoxis Diagnostics, Inc. (‘‘Luoxis’’) merged with and into our Company (herein referred to as the Merger) and we abandoned our pre-merger business plans to solely pursue the specialty healthcare market, including the business of Vyrix and Luoxis. In the Merger, we acquired the RedoxSYS, MiOXSYS and Zertane products. On June 8, 2015, we reincorporated as a domestic Delaware corporation under Delaware General Corporate Law and changed our name from Rosewind Corporation to Aytu BioScience, Inc., and effected a reverse stock split in which each common stockholder received one share of common stock for every 12.174 shares outstanding. On June 30, 2016, Aytu effected another reverse stock split in which each common stockholder received one share of common stock for every 12 shares outstanding; On August 25, 2017, Aytu effected another reverse stock split in which each common stockholder received one share of common stock for every 20 shares outstanding (herein referred to collectively as the “Reverse Stock Splits”). All share and per share amounts in this report have been adjusted to reflect the effect of these Reverse Stock Splits.

Business Combination—ProstaScint

In May 2015, Aytu entered into and closed on an asset purchase agreement with Jazz Pharmaceuticals, Inc. (“Jazz Pharmaceuticals”). Pursuant to the agreement, Aytu purchased assets related to the Jazz Pharmaceuticals’ product known as ProstaScint® (capromab pendetide), including certain intellectual property and contracts, and the product approvals, inventory and work in progress (together, the ‘‘ProstaScint Business’’), and assumed certain of Jazz Pharmaceuticals’ liabilities, including those related to product approvals and the sale and marketing of ProstaScint. The purchase price consists of the upfront payment of $1.0 million. We also agreed to pay an additional $500,000 which was paid after transfer for the ProstaScint-related product inventory and $227,000 which was paid September 30, 2015 (which represents a portion of certain FDA fees). We also will pay 8% on net sales made after October 31, 2017, payable up to a maximum aggregate payment of an additional $2.5 million. The contingent consideration was initially valued at $664,000 and was revalued as of June 30, 2017 at $54,000 using a discounted cash flow. The total fair value consideration for the purchase was $2.4 million.

The Company’s allocation on consideration transferred for ProstaScint as of the purchase date May 20, 2015 was as follows:

Estimated Fair Value
Tangible assets	$727,000
Intangible assets	1,590,000
Goodwill	74,000
Total assets acquired	$2,391,000

Included in the intangible assets at May 2015 was developed technology of $790,000, customer contracts of $720,000 and trade names of $80,000, each of which will be amortized over a ten-year period. Amortization expense of $159,000 was recognized in both fiscal 2017 and 2016.

At June 30, 2017, the ProstaScint asset was impaired based upon sales projections that we intend to only sell this product through mid-fiscal 2019, when this product expires. The value for the intangible assets were adjusted to $54,000 for developed technology, $7,000 for trade names and $0 for customer contracts. The estimated future amortization of ProstaScint after June 30, 2017 is as follows:

Total ProstaScint

2018	$47,000
2019	14,000
2020	-
2021	-
2022	-
Thereafter	-
$61,000

Business Combination—Primsol

In October 2015, Aytu entered into and closed on an Asset Purchase Agreement with FSC Laboratories, Inc. (“FSC”). Pursuant to the agreement, Aytu purchased assets related to FSC’s product known as Primsol® (trimethoprim solution), including certain intellectual property and contracts, inventory, work in progress and all marketing and sales assets and materials related solely to Primsol (together, the “Primsol Business”), and assumed certain of FSC’s liabilities, including those related to the sale and marketing of Primsol arising after the closing.

Aytu paid $500,000 at closing for the purchase of the Primsol Business and paid an additional $142,000, of which $102,000 went to inventory and $40,000 towards the Primsol Business, for the transfer of the Primsol-related product inventory. We also agreed to pay an additional (a) $500,000 which was paid on April 1, 2016, (b) $500,000 which was paid on July 1, 2016, and (c) $250,000 which was paid in November 2016 (together, the “Installment Payments”).

The Company’s allocation on consideration transferred for Primsol as of the purchase date of October 5, 2015 was as follows:

Fair Value

Tangible assets	$182,000

Intangible assets	1,470,000

Goodwill	147,000

Total assets acquired	$1,799,000

Included in tangible assets was $102,000 of inventory and $80,000 of work-in-process inventory. Included in the intangible assets was developed technology of $520,000, customer contracts of $810,000 and trade names of $140,000, each of which was being amortized over a six-year period. Amortization expense of $184,000 and $174,000 was recognized in fiscal 2017 and fiscal 2016, respectively.

Divestiture – Primsol

In March 2017, we entered into and closed on an Asset Purchase Agreement with Allegis Holdings, LLC (the “Purchaser”). Pursuant to the agreement, we sold to the Purchaser all of our assets related to our Primsol product, including certain intellectual property and contracts, inventory, work in process and all marketing assets and materials related solely to Primsol (together, the “Primsol Asset”). We retain any liability associated with the Primsol Asset that occurred prior to the closing. The Purchaser paid us $1,750,000 at the closing for the Primsol Asset. We recognized a gain of approximately $428,000 on the sale which is included in sales, general and administrative expense on our statement of operations.

We have evaluated this transaction and concluded that it is not significant to our business and therefore the results are included in continuing operations, as the criteria to be presented as discontinued operations was not satisfied.

License and Supply Agreement—Natesto

In April, 2016, Aytu entered into and closed a license and supply agreement to acquire the exclusive U.S. rights to Natesto® (testosterone) nasal gel from Acerus Pharmaceuticals Corporation, or Acerus, which rights we acquired effective upon the expiration of the current licensee’s rights, which occurred on June 30, 2016. The licensee’s term runs for the greater of eight years or until the expiry of the latest to expire patent including claims covering Natesto and until the entry on the market of at least one AB-rated generic product.

Aytu paid Acerus an upfront fee of $2.0 million upon execution of the agreement. In October 2016, we paid an additional $2.0 million. In January 2017, Aytu paid the final upfront payment of $4.0 million. Aytu also purchased, on April 28, 2016, an aggregate of 12,245,411 shares of Acerus common stock for Cdn. $2.5 million (approximately US $2.0 million), with a purchase price per share equal to Cdn. $0.207 or approximately US $0.16 per share. These shares were a held for sale trading security and were valued at fair market value. Aytu could not dispose of these shares until after August 29, 2016. During fiscal 2017, Aytu sold all of these shares. The gross proceeds from the sales totaled $1.1 million, the cost of the sales totaled $92,000, and we recognized a loss on investment of $62,000 and $972,000 during fiscal 2017 and 2016, respectively.

In addition to the upfront payments, we must make the following one-time, non-refundable payments to Acerus within 45 days of the occurrence of the following event (provided that, the maximum aggregate amount payable under such milestone payments will be $37.5 million):

▪	$2.5 million if net sales during any four consecutive calendar quarter period equal or exceed $25.0 million (the “First Milestone”); the First Milestone payment is required to be paid even if the threshold is not met in the event that the agreement is terminated for any reason other than material breach by Acerus, bankruptcy of either party, or termination by Acerus because it believes the amounts payable to Aytu for agreed upon trial work would no longer make the agreement economically viable for Acerus;

▪	$5.0 million if net sales during any four consecutive calendar quarter period equal or exceed $50.0 million;

▪	$7.5 million if net sales during any four consecutive calendar quarter period equal or exceed $75.0 million;

▪	$10.0 million if net sales during any four consecutive calendar quarter period equal or exceed $100.0 million; and

▪	$12.5 million if net sales during any four consecutive calendar quarter period equal or exceed $125.0 million.

The fair value of the net identifiable asset acquired totaled $10.5 million which is being amortized over eight years. The amortization expense for fiscal 2017 was $1.3 million and zero for fiscal 2016. The estimated future amortization of Natesto after June 30, 2017 is as follows:

2018	1,319,000
2019	1,319,000
2020	1,319,000
2021	1,319,000
2022	1,319,000
Thereafter	2,636,000
$9,231,000

The contingent consideration was valued at $3.2 million using a Monte Carlo simulation, as of June 30, 2016. The contingent consideration accretion expense for fiscal 2017 and 2016 was $228,000, and zero respectively. As of June 30, 2017, the contingent consideration was revalued and increased to $5.7 million based on increased future estimated sales performance of Natesto using a Monte Carlo simulation.

Merger/Subsidiary

In May 2017, Aytu Women’s Health, LLC., a wholly-owned subsidiary of Aytu, acquired Nuelle, Inc., or Nuelle, a women’s sexual health company. This transaction expanded our product portfolio with the addition of the Fiera® personal care device for women.

In the Merger, (i) each share of Nuelle common stock and each option or warrant to purchase Nuelle stock was cancelled, and (ii) each share of Nuelle preferred stock was converted into the right to receive shares of our common stock. We issued to the Nuelle preferred stockholders an aggregate of 125,000 shares of our common stock.

In addition, Nuelle preferred stockholders will be entitled to revenue earn-out payments equal to a designated percentage of net sales on tiers of net sales up to $100.0 million, with an average rate for all tiers in the mid-single digit range and a maximum aggregate payout of $6.9 million.

Nuelle stockholders additionally will be entitled to milestone earn-out payments of up to a potential aggregate of $24.0 million, upon the attainment by us of designated net sales thresholds over any sequential four calendar quarter period.

The first $1.0 million of earn-out payments will be paid in shares of our common stock and all other earn-out payments will be comprised of 60% cash and 40% shares of our common stock. The stock portion of any earn-out will be calculated by dividing each Nuelle stockholder’s portion of the earn-out by the average closing price of our common stock for the 10 trading days prior to the earlier of the date we deliver notice to the Nuelle stockholders of the earn-out or any public disclosure by us of the earn-out being due and payable.

In the event that we do not make all of the required earn-out payments to the Nuelle stockholders before May 3, 2022, and we also close a divestiture before May 3, 2022 of any of the products acquired in the transaction, we will pay the Nuelle stockholders a combination of (i) cash in an amount equal to 10% of the value of all cash, securities and other property paid to us in the divestiture (cash is to be 60% of the total consideration), and (ii) shares of our common stock equal to the Nuelle stockholders’ portion of the divestiture payment divided by the average closing price of our common stock for the 10 trading days prior to the earlier of the closing date of the divestiture or the public disclosure of the divestiture (shares of common stock are to be 40% of the total consideration).

In addition to the upfront issuance of common stock, we must make the following one-time payments to the Nuelle stockholders within 90 days of the occurrence of the following events (provided that, the maximum aggregate amount payable under such milestone payments will be $24.0 million):

▪	Upon achieving the first occurrence of Net Sales of $10.0 million over any sequential four calendar quarter period, Aytu will make a one-time payment to the Nuelle security holders of an amount equal to $1.0 million;

▪	Upon achieving the first occurrence of Net Sales of $17.5 million over any sequential four calendar quarter period, Aytu will make a one-time payment to the Nuelle security holders of an amount equal to $1.8 million.

▪	Upon achieving the first occurrence of Net Sales of $25.0 million over any sequential four calendar quarter period, Aytu will make a one-time payment to the Nuelle security holders of an amount equal to $2.5 million.

▪	Upon achieving the first occurrence of Net Sales of $37.5 million over any sequential four calendar quarter period, Aytu will make a one-time payment to the Nuelle security holders of an amount equal to $3.8 million;

▪	Upon achieving the first occurrence of Net Sales of $50.0 million over any sequential four calendar quarter period, Aytu will make a one-time payment to the Nuelle security holders of an amount equal to $5.0 million; and

▪	Upon achieving the first occurrence of Net Sales of $100.0 million over any sequential four calendar quarter period, Aytu will make a one-time payment to the Nuelle security holders of an amount equal to $10.0 million.

The Company’s allocation on consideration transferred for Nuelle as of the purchase date May 5, 2017 is as follows:

Fair Value

Tangible assets	$2,061,000

Intangible assets	1,540,000

Goodwill	238,000

Total assets acquired	$3,839,000

Included in the intangible assets is developed technology of $1.3 million, customer contracts of $80,000 and trade names of $160,000, each of which will be amortized over a nine to twelve-year period. Amortization expense of $22,000 and $0 was recognized in fiscal 2017 and 2016, respectively.

Future amortization after the year ended June 30, 2017 is as follows:

2018	$144,000
2019	144,000
2020	144,000
2021	144,000
2022	144,000
Thereafter	798,000
$1,518,000

The contingent consideration was valued at $1.9 million using a Monte Carlo simulation, as of May 2017. The contingent consideration accretion expense for fiscal 2017 and 2016 was $12,000, and zero respectively.

Additionally, we assumed liabilities of $47,000.